Other Accounts Receivable And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable And Prepaid Expenses [Abstract]
Schedule Of Other Accounts Receivable And Prepaid Expenses

	December 31,
	2 0 1 2	2 0 1 1

Prepaid expenses	$337	$312
Deferred tax asset	370	50
Government institutions	693	704
Other	192	198
	$1,592	$1,264